Discontinued Operation of LGC (Details) - Schedule of major classes of operations - USD ($)	6 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Discontinued Operations
Revenues		$ 2,117,551
Cost of revenues		(1,557,277)
Total operating expenses		(1,714,341)
Loss from operations		(1,154,067)
Total other income (expense), net		12,220
Income tax expenses		(313)
Net loss from discontinued operations, net of tax		(1,142,160)
Net loss from disposal of discontinued operations		(5,483,738)
Net Loss from Discontinued Operations		$ (6,625,898)